Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Short-term loans	¥ 3,786,901		$ 518,803	¥ 3,571,637
Debt instrument, collateral description	As of December 31, 2023, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB509,348, which was released from collateral in December 2024. As of December 31, 2024, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group.	As of December 31, 2023, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB509,348, which was released from collateral in December 2024. As of December 31, 2024, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group.
Financial Institutions in PRC
Debt Instrument [Line Items]
Outstanding long-term loans	¥ 1,204,822		165,060	99,990
Repayments of long-term loans	43,438	$ 5,951
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans	717,945		98,358	1,055,806
Accounts payable factored to banks or other financial institutions	¥ 1,119,193		$ 153,329	¥ 1,771,139	¥ 1,497,423
Short-Term Borrowings
Debt Instrument [Line Items]
Weighted average interest rate	2.89%		2.89%	3.95%
Unused line of credit for short-term loans	¥ 2,744,078		$ 375,937	¥ 2,176,120
Long-Term Borrowings
Debt Instrument [Line Items]
Weighted average interest rate	3.58%		3.58%	4.30%
Unused line of credit for short-term loans	¥ 532,678		$ 72,977
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount				¥ 509,348